AMERICAN MUTUAL FUND, INC.
                             CROSS REFERENCE SHEET

      ITEM NUMBER OF

      PART "A" OF FORM N-1A                                  CAPTIONS IN PROSPECTUS (PART "A")

1.    Cover Page                                             Cover Page

2.    Synopsis                                               Expenses

3.    Condensed Financial Information                        Financial Highlights; Investment Results

4.    General Description of Registrant                      Investment Policies and Risks;
                                                             Securities and Investment Techniques;
                                                             Multiple Portfolio Counselor System;
                                                             Fund Organization and Management

5.    Management of the Fund                                 Expenses; Financial Highlights;
                                                             Securities and Investment Techniques;
                                                             Multiple Portfolio Counselor System;
                                                             Fund Organization and Management

6.    Capital Stock and Other Securities                     Investment Policies and Risks;
                                                             Securities and Investment Techniques;
                                                             Dividends, Distributions and Taxes; Fund
                                                             Organization and Management

7.    Purchase of Securities Being Offered                   Purchasing Shares; Fund Organization and
                                                             Management; Shareholder Services

8.    Redemption or Repurchase                               Selling Shares

9.    Legal Proceedings                                      N/A



      ITEM NUMBER OF                                        CAPTIONS IN STATEMENT OF

      PART "B" OF FORM N -1A                                ADDITIONAL INFORMATION (PART "B")

10.   Cover Page                                            Cover

11.   Table of Contents                                     Table of Contents

12.   General Information and History                       Fund Organization and Management (Part "A")

13.   Investment Objectives and Policies                    Securities and Investment Techniques
                                                            (Part "A"); Description of Certain
                                                            Securities and Investment Techniques;
                                                            Investment Restrictions

14.   Management of Registrant                              Fund Directors and Officers; Management

15.   Control Persons and Principal

      Holders of Securities                                 Fund Directors and Officers

16.   Investment Advisory and Other Services                Management; Fund Organization and
                                                            Management (Part "A"); General Information

17.   Brokerage Allocation and Other Practices              Execution of Portfolio Transactions

18.   Capital Stock and Other Securities                    N/A

19.   Purchase, Redemption and Pricing

      of Securities Being Offered                           Purchase of Shares; Purchasing Shares
                                                            (Part "A"); Shareholder Account Services
                                                            and Privileges; Redeeming Shares

20.   Tax Status                                            Dividends, Distributions and Federal Taxes

21.   Underwriter                                           Management -- Principal Underwriter

22.   Calculation of Performance Data                       Investment Results

23.   Financial Statements                                  Financial Statements



      ITEM IN PART "C"

24.   Financial Statements and Exhibits

25.   Persons Controlled by or Under Common

      Control with Registrant

26.   Number of Holders of Securities

27.   Indemnification

28.   Business and Other Connections of

      Investment Adviser

29.   Principal Holders

30.   Location of Accounts and Records

31.   Management Services

32.   Undertakings

      Signature Page


 SEC File Nos. 2-10607
  811-572
           SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

         FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  103
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  23

AMERICAN MUTUAL FUND, INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)
Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


   Copies to:
ERIC A.S. RICHARDS, ESQ.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

   Title of Securities being Registered: Shares of Capital Stock ($1.00 par value)

   Approximate date of proposed public offering:
It is proposed that this filing become effective on January 1, 1998, pursuant to paragraph (b) of rule 485.


                            The American Funds Logo

--------------------------------------------------------------------------------

                                American Mutual
                                      Fund
                                   Prospectus

                                JANUARY 1, 1998

AMERICAN MUTUAL FUND, INC.
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                         3
 .................................................................
Financial Highlights             4
 .................................................................
Investment Policies and Risks    5
 .................................................................
Securities and Investment
Techniques                       6
 .................................................................
Multiple Portfolio Counselor
System                           7
Investment Results               9
 .................................................................
Dividends, Distributions and
Taxes                           10
 .................................................................
Fund Organization and
Management                      11
 .................................................................
Shareholder Services            14

--------------------------------------------------------------------------------

The fund strives for the balanced accomplishment of three objectives -- current income, capital growth and conservation of principal. It seeks to fulfill these objectives through the constant supervision, careful selection and diversification of a portfolio which consists principally of equity-type securities of companies that are likely to participate in the growth of the American economy.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

03-010-0198

--------------------------------------------------------------------------------
EXPENSES
The effect of the expenses described below is reflected in the fund's share price and return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Operating expenses are paid by the fund.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)                          5.75%
 .....................................................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets)
--------------------------------------------------------------------------------

Management fees                                            0.29%
 .....................................................................................................................
12b-1 expenses                                             0.21%(1)
 .....................................................................................................................
Other expenses                                             0.08%
 .....................................................................................................................
Total fund operating expenses                              0.58%

(1) 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year                                                     $  63
 .....................................................................................................................
Three years                                                  $  75
 .....................................................................................................................
Five years                                                   $  88
 .....................................................................................................................
Ten years                                                    $ 126

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

                                          AMERICAN MUTUAL FUND / PROSPECTUS    3

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Deloitte & Touche LLP, independent auditors. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

SELECTED PER-SHARE DATA

                                                     YEAR ENDED OCTOBER 31
                                                 ----------------------------
                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                    --------------------------------------------------------------------------------------
Net asset value,
beginning of year   $26.54   $24.17   $21.60   $23.21   $21.29   $20.98   $17.91   $20.53   $18.66   $18.16
-----------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                 .83      .84      .87      .88      .85      .87      .89      .96     1.00      .85
 .....................................................................................................................
Net realized and
unrealized gain
(loss) on
investments           5.19     3.52     3.41     (.54)    2.89      .98     3.39    (1.79)    2.53     1.25
 .....................................................................................................................
Total income from
investment
operations            6.02     4.36     4.28      .34     3.74     1.85     4.28     (.83)    3.53     2.10
-----------------------------------------------------------------------------------------------------------
LESS
DISTRIBUTIONS:
Dividends from net
investment income     (.81)    (.84)    (.84)    (.84)    (.85)    (.88)   (1.01)   (1.00)    (.99)    (.89)
 .....................................................................................................................
Distributions from
net realized gains   (1.61)   (1.15)    (.87)   (1.11)    (.97)    (.66)    (.20)    (.79)    (.67)    (.71)
 .....................................................................................................................
Total
distributions        (2.42)   (1.99)   (1.71)   (1.95)   (1.82)   (1.54)   (1.21)   (1.79)   (1.66)   (1.60)
 .....................................................................................................................
Net asset value,
end
of year             $30.14   $26.54   $24.17   $21.60   $23.21   $21.29   $20.98   $17.91   $20.53   $18.66
-----------------------------------------------------------------------------------------------------------
Total return(1)     24.19%   18.89%   21.25%    1.75%   18.63%    9.43%   24.62%   (4.65%)  20.22%   12.52%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets,
end of year
(in millions)       $9,362   $7,759   $6,552   $5,397   $5,283   $4,565   $4,134   $3,196   $3,169   $2,610
 .....................................................................................................................
Ratios of expenses
to
average net assets    .58%     .59%     .59%     .60%     .59%     .60%     .63%     .60%     .59%     .54%
 .....................................................................................................................
Ratio of net
income
to average net
assets               2.95%    3.36%    3.92%    4.07%    3.83%    4.15%    4.47%    5.00%    5.20%    4.77%
 .....................................................................................................................
Average
commissions
paid per share(2)    5.06c    5.88c    6.27c    6.54c    7.31c    7.56c    7.68c    7.75c    7.95c    7.43c
 .....................................................................................................................
Portfolio turnover
rate                19.16%   24.21%   23.31%   18.46%   22.48%   37.35%   23.77%   12.17%   22.80%   16.92%
-----------------------------------------------------------------------------------------------------------

(1) Excludes maximum sales charge of 5.75%.
(2) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not separately reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions), such as most over-the-counter and fixed-income transactions, are excluded.

  4   AMERICAN MUTUAL FUND / PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS
The fund strives for the balanced accomplishment of three objectives -- current income, capital growth and conservation of principal. The fund seeks to fulfill each of its objectives as follows:

CURRENT INCOME -- primarily by the selection of investments whose dividends appear well protected.

CAPITAL GROWTH -- primarily by the purchase of equity-type securities of companies which Capital Research and Management Company, the fund's investment adviser, expects are likely to participate in the growth of the American economy.

CONSERVATION OF PRINCIPAL -- by careful selection, broad diversification and constant supervision of investments which should serve to reduce risk and thereby preserve principal.

The fund's portfolio is managed as a whole in that the fund does not seek to fulfill all of its objectives in each of its investments. The fund will invest principally in equity-type securities such as common stocks and securities which are convertible into common or preferred stocks of companies that are likely to participate in the growth of the American economy. The fund's investments include the stocks of companies domiciled in the U.S. In addition, the fund may invest in global companies that are part of the Standard & Poor's 500 Stock Composite Index which is considered a broad measure of the U.S. market. However, assets may also be held in straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality by Capital Research and Management Company), cash or cash equivalents, and U.S. Government securities.

The fund's investments are limited to securities included on its eligible list, which consists of securities deemed suitable in light of the fund's investment objectives and policies. Securities are added to, or deleted from, the eligible list by the fund's board of directors, reviewing and acting upon the recommendations of Capital Research and Management Company. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

Investment limitations are considered at the time securities are purchased. These limits are based on the fund's net assets unless otherwise indicated. The fund's fundamental investment restrictions (described in the statement of additional information) and objectives may not be changed without shareholder approval.

                                          AMERICAN MUTUAL FUND / PROSPECTUS    5

THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVES DUE TO MARKET CONDITIONS AND OTHER FACTORS. IN ADDITION, THE FUND MAY EXPERIENCE DIFFICULTY LIQUIDATING CERTAIN PORTFOLIO SECURITIES DURING SIGNIFICANT MARKET DECLINES OR PERIODS OF HEAVY REDEMPTIONS.

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

EQUITY SECURITIES

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities.

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

U.S. GOVERNMENT SECURITIES

Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

  6   AMERICAN MUTUAL FUND / PROSPECTUS

--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for the fund are listed on the following page.

                                          AMERICAN MUTUAL FUND / PROSPECTUS    7

                                                                           YEARS OF EXPERIENCE AS
                                                                           INVESTMENT PROFESSIONAL
                                                                                (APPROXIMATE)
                                                                         ---------------------------
                                                YEARS OF EXPERIENCE
                                               AS PORTFOLIO COUNSELOR    WITH CAPITAL
                                                   (AND RESEARCH         RESEARCH AND
    PORTFOLIO                                      PROFESSIONAL,          MANAGEMENT
    COUNSELORS                                   IF APPLICABLE) FOR       COMPANY OR
   FOR AMERICAN                                 AMERICAN MUTUAL FUND         ITS
   MUTUAL FUND          PRIMARY TITLE(S)           (APPROXIMATE)          AFFILIATES     TOTAL YEARS
 ---------------------------------------------------------------------------------------------------
 JAMES K. DUNTON     Chairman of the Board     28 years                  35 years        35 years
                     of the fund. Senior
                     Vice President and
                     Director, Capital
                     Research and
                     Management Company
 ---------------------------------------------------------------------------------------------------
 JON B. LOVELACE,    Director of the fund.     38 years                  46 years        46 years
 JR.                 Vice Chairman of the
                     Board, Capital
                     Research and
                     Management Company
 ---------------------------------------------------------------------------------------------------
 ROBERT G.           President of the fund.    10 years (plus 12         22 years        25 years
 O'DONNELL           Senior Vice President     years as research
                     and Director, Capital     professional prior to
                     Research and              becoming a portfolio
                     Management Company        counselor for the
                                               fund)
 ---------------------------------------------------------------------------------------------------
 TIMOTHY D.          Senior Vice President     6 years (plus 6 years     15 years        15 years
 ARMOUR              of the fund. Director,    as research
                     Capital Research and      professional prior to
                     Management Company.       becoming a portfolio
                     Chairman of the Board,    counselor for the
                     Capital Research          fund)
                     Company*
 ---------------------------------------------------------------------------------------------------
 R. MICHAEL          Chairman of the Board     12 years (plus 7 years    33 years        33 years
 SHANAHAN            and Principal             as research
                     Executive Officer,        professional prior to
                     Capital Research and      becoming a portfolio
                     Management Company        counselor for the
                                               fund)
 ---------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.

 ................................................................................

 ................................................................................
 ................................................................................

 ................................................................................
  8   AMERICAN MUTUAL FUND / PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT RESULTS
The fund may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield and/or distribution rate basis. Results calculated without a sales charge will be higher.

X TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

X YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

X DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by dividing the dividends paid over the last 12 months by the sum of the month-end price and the capital gain distributions paid over the last 12 months.

                               INVESTMENT RESULTS
                     (FOR PERIODS ENDED SEPTEMBER 30, 1997)

                                         THE FUND AT         THE FUND AT
            AVERAGE ANNUAL                NET ASSET         MAXIMUM SALES       S&P
            TOTAL RETURNS:                 VALUE(1)          CHARGE(1,2)       500(3)
------------------------------------------------------------------------------------
One year                                    29.38%              21.92%          40.40%
 .....................................................................................................................
Five years                                  16.96%              15.58%          20.73%
 .....................................................................................................................
Ten years                                   12.94%              12.28%          14.72%
 .....................................................................................................................
Lifetime(4)                                 13.38%              13.24%          13.14%
------------------------------------------------------------------------------------

Yield(1,2): 2.60%
Distribution Rate(2): 2.39%

(1) These fund results were calculated according to a standard formula that is required for all stock and bond funds.
(2) The maximum sales charge has been deducted.
(3) The Standard & Poor's 500 Index represents stocks. This index in unmanaged and does not reflect sales charges, commissions or expenses.
(4) The fund began investment operations on February 21, 1950.

                                          AMERICAN MUTUAL FUND / PROSPECTUS    9

 Here are the fund's annual total returns calculated without a sales charge. This information is being supplied on a calendar year basis.
                                                                              .
                         '87'             4.42
                         '88'            12.85
                         '89'            25.25
                         '90'            -1.62
                         '91'            21.72
                         '92'             7.83
                         '93'            14.28
                         '94'             0.33
                         '95'            31.3
                         '96'            16.22

Past results are not an indication of future results.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends are usually paid in April, July, October and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

FEDERAL TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

  10   AMERICAN MUTUAL FUND / PROSPECTUS

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all income distributions paid during the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1949 and reincorporated in Maryland in 1984. All fund operations are supervised by the fund's board of directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant corporate matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

                                         AMERICAN MUTUAL FUND / PROSPECTUS    11

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company may not exceed 0.384% of the fund's average net assets annually and declines at certain asset levels. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying other types of sales loads.

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those

  12   AMERICAN MUTUAL FUND / PROSPECTUS
circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agents) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180

                                      MAP

    WESTERN SERVICE        WESTERN CENTRAL        EASTERN CENTRAL          EASTERN SERVICE
      CENTER               SERVICE CENTER         SERVICE CENTER           CENTER
    American Funds         American Funds         American Funds           American Funds
    Service Company        Service Company        Service Company          Service Company
    P.O. Box 2205          P.O. Box 659522        P.O. Box 6007            P.O. Box 2280
    Brea, California       San Antonio, Texas     Indianapolis, Indiana    Norfolk, Virginia
    92822-2205             78265-9522             46206-6007               23501-2280
    Fax: 714/671-7080      Fax: 210/530-4050      Fax: 317/735-6620        Fax: 804/670-4773

                                         AMERICAN MUTUAL FUND / PROSPECTUS    13

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.

--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, computer, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes exchange purchase orders that may place an unfair burden on other shareholders due to their frequency.

Various purchase options are available as described below, subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

X Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

X Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

  14   AMERICAN MUTUAL FUND / PROSPECTUS

X Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

X Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group, generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R), by computer using American FundsLine OnLine(SM) (see below), or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

X Retirement Plans

  You may invest in the fund through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account, and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

To establish an account....................................   $ 250
     For a retirement plan account.........................   $ 250
     For a retirement plan account through payroll            $  25
       deduction...........................................
To add to an account.......................................   $  50
     For a retirement plan account.........................   $  25

                                         AMERICAN MUTUAL FUND / PROSPECTUS    15

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.


                                      SALES CHARGE AS A
                                        PERCENTAGE OF              DEALER
                                  ------------------------    NET CONCESSION AS
                                   OFFERING        AMOUNT       % OF OFFERING
           INVESTMENT               PRICE         INVESTED          PRICE
-----------------------------------------------------------------------------
Less than $50,000                      5.75%          6.10%           5.00%
 .....................................................................................................................
$50,000 but less than $100,000         4.50%          4.71%           3.75%
 .....................................................................................................................
$100,000 but less than $250,000        3.50%          3.63%           2.75%
 .....................................................................................................................
$250,000 but less than $500,000        2.50%          2.56%           2.00%
 .....................................................................................................................
$500,000 but less than $1 million      2.00%          2.04%           1.60%
 .....................................................................................................................
$1 million or more and certain
other investments described below  see below      see below       see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. American Funds Distributors currently provides additional compensation to the top 100 dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

  16   AMERICAN MUTUAL FUND / PROSPECTUS

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

X Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

X Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

X Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

X Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which, at your request, may include purchases made during the previous 90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges that may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

                                         AMERICAN MUTUAL FUND / PROSPECTUS    17

--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) or American FundsLine OnLine(SM) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R), by computer using American FundsLine OnLine(SM), or by fax. Sales by telephone, computer or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days.

Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association, or credit union that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

  18   AMERICAN MUTUAL FUND / PROSPECTUS

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.

--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLine(SM). To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access The American Funds Web site on the Internet at www.americanfunds.com.

TELEPHONE AND COMPUTER PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone or computer (including American FundsLine(R) or American FundsLine OnLine(SM)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

                                         AMERICAN MUTUAL FUND / PROSPECTUS    19

NOTES

  20   AMERICAN MUTUAL FUND / PROSPECTUS

NOTES

                                         AMERICAN MUTUAL FUND / PROSPECTUS    21

NOTES

  22   AMERICAN MUTUAL FUND / PROSPECTUS

NOTES

                                         AMERICAN MUTUAL FUND / PROSPECTUS    23

  FOR SHAREHOLDER       FOR RETIREMENT PLAN   FOR DEALER SERVICES
  SERVICES              SERVICES              American Funds
  American Funds        Call your employer    Distributors
  Service Company       or                    800/421-9900 ext.
  800/421-0180 ext. 1   plan administrator    11

                      FOR 24-HOUR INFORMATION

                 American          American Funds
                 FundsLine(R)      Internet Web site
                 800/325-3590      http://www.americanfunds.com
  Telephone conversations may be recorded or monitored for
  verification, recordkeeping and quality assurance purposes.
  ---------------------------------------------------------------
     MULTIPLE TRANSLATIONS
  This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
  ---------------------------------------------------------------
                      OTHER FUND INFORMATION

  ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

  Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the independent accountant's report (in the annual report).

  STATEMENT OF ADDITIONAL INFORMATION (SAI)

  Contains more detailed information on all aspects of the fund, including the fund's financial statements.
  A current SAI has been filed with the Securities and Exchange
  Commission ("SEC"). It is incorporated by reference into this prospectus and is available along with other related materials on the SEC's Internet Web site at http://www.sec.gov.

  CODE OF ETHICS

  Includes a description of the fund's personal investing policy.
  To request a free copy of any of the documents above:

  Call American                    Write to the Secretary
  Funds                    or      of the fund
  Service Company                  333 South Hope Street
  800/421-0180 ext. 1              Los Angeles, CA 90071

This prospectus has been printed on recycled paper.        [LOGO]

  24   AMERICAN MUTUAL FUND / PROSPECTUS

                           AMERICAN MUTUAL FUND, INC.
                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 1, 1998

   This document is not a prospectus but should be read in conjunction with the current Prospectus of American Mutual Fund, Inc. (the fund or AMF) dated January 1, 1998. The Prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           AMERICAN MUTUAL FUND, INC.
                              Attention: Secretary
                              333 South Hope Street
                              Los Angeles, CA  90071
                                 (213) 486-9200

  Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS
 ITEM PAGE NO.
 INVESTMENT POLICIES                                           1
 DESCRIPTION OF CERTAIN SECURITIES                             2
 INVESTMENT RESTRICTIONS                                       3
 FUND DIRECTORS AND OFFICERS                                   5
 MANAGEMENT                                                    9
 DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                    11
 PURCHASE OF SHARES                                            14
 REDEEMING SHARES                                              20
 SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                   21
 EXECUTION OF PORTFOLIO TRANSACTIONS                           23
 GENERAL INFORMATION                                           24
 INVESTMENT RESULTS                                            25
 FINANCIAL STATEMENTS                                          ATTACHED


                              INVESTMENT POLICIES

The fund will invest primarily in equity-type securities of companies that are likely to participate in the growth of the American economy; however, the fund is not restricted with regard to the percentage of its portfolio which may be placed in any particular type of investment. The economic outlook of Capital Research and Management Company (the Investment Adviser) and the fundamental and relative attractiveness of individual securities will determine the fund's relative investment in cash and cash equivalents, bonds, preferred stocks, common stocks and obligations of the U.S. Government, or its agencies or instrumentalities.

FIXED-INCOME SECURITIES -- The fund may invest in intermediate- and long-term debt securities. If market interest rates increase, such fixed-income securities generally decline in value and vice versa. If the currency in which the security is denominated declines against the U.S. dollar, the dollar value of the security will decline and vice versa.

                       DESCRIPTION OF CERTAIN SECURITIES

The descriptions below are intended to supplement the material in the Prospectus under "Investment Policies and Risks."

BOND RATINGS -- The fund may invest in debt securities which are rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or determined to be of equivalent quality by the Investment Adviser. The top three rating categories for Standard & Poor's and Moody's are described below:

 STANDARD & POOR'S CORPORATION:

"Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher categories."

 MOODY'S INVESTORS SERVICE, INC.:

"Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

"Bonds rated A are judged to be of upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

CASH AND CASH EQUIVALENTS -- The fund may maintain assets in cash or cash equivalents. These securities include: (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies); (2) commercial bank obligations such as certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity); (3) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations); (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

   RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availabillity of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                            INVESTMENT RESTRICTIONS

   The fund has adopted certain fundamental investment restrictions, which cannot be changed without approval by a majority of its outstanding shares. Such majority is defined within the Investment Company Act of 1940 (the 1940
Act) as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated.

These restrictions provide that the fund shall make no investment:

 1. Which involves promotion or business management by the fund;

 2. In any security about which information is not available with respect to the history, management, assets, earnings, and income of the issuer;

 3. If the investment would cause more than 5% of the value of the assets of the fund, as they exist at the time of investment, to be invested in the securities of any one issuer;

 4. If the investment would cause more than 20% of the value of the assets of the fund to be invested in securities of companies in any one industry;

 5. If the investment would cause the fund to own more than 10% of any class of securities of any one issuer or more than 10% of the outstanding voting securities of any one issuer;

 6. In any security which has not been placed on the fund's "Eligible List" (See Prospectus).

The foregoing restrictions do not apply to the purchase of securities issued or fully guaranteed by the U.S. Government. Such restrictions also do not apply to the acquisition of securities or property in satisfaction of claims or as distributions on securities owned, or to the exercise of rights distributed on securities owned; but if any securities or property so acquired would not be permitted as an investment under the foregoing restrictions, they must be converted into a permissible investment as soon as reasonably practicable.

The fund is not permitted to:

  7. Invest in real estate;

  8. Make any investment which would subject it to unlimited liability;

  9. Buy securities on margin;

 10. Sell securities short; nor

 11. Borrow money.

The fund does not concentrate investments in one industry or group of industries, invest in commodities, or make loans except in the very occasional instance where interest returns on a loan are particularly favorable, the loan is secured by at least 150% of marketable securities, the total loans outstanding would not exceed 20% of the current market value of the assets of the fund, and total loans to any one borrower would not exceed 5% of the value of such assets. No loans have ever been made to any person under the foregoing authority. Loans may not be made to persons affiliated with the fund. The fund does not invest to control other companies. While the fundamental policies of the fund permit it to act as underwriter of securities issued by others, it is not the practice of the fund to do so. The fundamental policies set forth in this paragraph also may not be changed without shareholder approval.

Further investment policies of the fund, which may be changed by action of the Board of Directors, without shareholder approval, include the following: the fund will not purchase or retain the securities of any issuer if those officers and directors of the fund or the Investment Adviser who own beneficially more than 1/2 of 1% of such issuer together own more than 5% of the securities of such issuer; the fund will not invest in the securities of other investment companies (except in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the Securities and Exchange Commission); the fund will not invest in securities of companies which, with their predecessors, have a record of less than three years' continuous operations; the fund will not ordinarily purchase securities which are non-income-producing at the time of purchase; the fund will not invest in puts, calls, straddles, spreads or any combination thereof; the fund will not purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures; nor will the fund invest more than 5% of the value of the fund's net assets in warrants, valued at the lower of cost or market, with no more than 2% being unlisted on the New York or American Stock Exchanges (warrants acquired by the fund in units or attached to securities may be deemed to be without value); nor invest more than 15% of the value of its total assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities for which there is no active and substantial market).

                          FUND DIRECTORS AND OFFICERS
                        DIRECTORS AND DIRECTOR COMPENSATION

NAME, ADDRESS     POSITION       PRINCIPAL             AGGREGATE                 TOTAL                 TOTAL
AND AGE           WITH           OCCUPATION(S)         COMPENSATION              COMPENSATION          NUMBER OF
                  REGISTRANT     DURING PAST 5         (INCLUDING                (INCLUDING            FUND
                                 YEARS (POSITIONS      VOLUNTARILY DEFERRED      VOLUNTARILY           BOARDS ON
                                 WITHIN THE            COMPENSATION/1/)          DEFERRED              WHICH
                                 ORGANIZATIONS         FROM THE FUND DURING      COMPENSATION/1/)      DIRECTOR
                                 LISTED MAY HAVE       FISCAL YEAR ENDED         FROM ALL FUNDS        SERVES
                                 CHANGED DURING        10/31/97                  MANAGED BY
                                 THIS PERIOD)                                    CAPITAL RESEARCH
                                                                                 AND MANAGEMENT
                                                                                 COMPANY/2/ FOR
                                                                                 THE YEAR ENDED
                                                                                 10/31/97

H. Frederick      Director       Private               $26,611                   $166,300               18
Christie                         Investor;
P.O. Box 144                     former President
Palos Verdes                     and Chief
Estates,CA                       Executive
90274                            Officer, The
Age:  64                         Mission Group
                                 (non-utility
                                 holding company,
                                 subsidiary of
                                 Southern
                                 California
                                 Edison Company)

E. H. Clark,      Director       Chairman of the       $30,000                   $30,000               1
Jr.                              Board and Chief
West Tower                       Executive
5000 Birch                       Officer, The
Street                           Friendship Group
Newport                          (an investment
Beach, CA                        partnership);
92660                            former Chairman
Age:  71                         of the Board,
                                 Baker Hughes
                                 Inc.;  former
                                 Chairman of the
                                 Board, Baker
                                 International
                                 Corporation

Mary Anne         Director       Founder and           $28,500                   $28,500               1
Dolan                            President,
1033 Gayley                      M.A.D., Inc.
Avenue                           (a
Los Angeles,                     communications
CA  90024                        company)
Age:  50

+James K.         Chairman of    Senior Vice           none/4/                   none/4/               1
Dunton            the Board      President and
333 South                        Director,
Hope Street                      Capital Research
Los Angeles,                     and Management
CA  90071                        Company
Age:  59

Martin            Director       Chairman, Senior      $28,125/3/                $134,000/3/            16
Fenton,                          Resource Group,
Jr.4350                          Inc. (management
Executive                        of senior living
Drive                            centers)
San Diego, CA
92121
Age:  62

E. Eric           Director       Chairman, TBG         $27,900/3/                $27,900/3/            1
Johnson                          Financial;
2029 Century                     former Chairman,
Park East                        Johnson &
Los Angeles,                     Higgins of
CA  90067                        California
Age:  70

Mary Myers        Director       Founder and           $28,500/3/                $88,400/3/            4
Kauppila                         President,
One Winthrop                     Energy
Square                           Investment, Inc.
Boston, MA
02210
Age:  43

+Jon B.           Director       Vice Chairman of      none/4/                   none/4/               4
Lovelace, Jr.                    the Board,
333 South                        Capital Research
Hope Street                      and Management
Los Angeles,                     Company
CA  90071
Age:  70

+James W.         Vice           Senior Partner,       none/4/                   none/4/               6
Ratzlaff          Chairman of    The Capital
P.O. Box 7650     the Board      Group Partners,
San                              L.P.
Francisco, CA
94120
Age:  61

Olin C.           Director       President of the      $26,900                   $80,300               2
Robison                          Salzburg
The Marble                       Seminar;
Works                            Professor and
P.O. Box 886                     former
Middlebury,                      President,
VT  05753                        Middlebury
Age:   61                        College




   + Directors who are considered "interested persons" of the fund as defined in the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

/1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

   /3/Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended October 31, 1997 for participating Directors is as follows:
H. Frederick Christie ($56,264), Martin Fenton, Jr. ($18,778), E. Eric Johnson ($131,575) and Mary Myers Kauppila ($137,199). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the director.

/4/ James K. Dunton, Jon B. Lovelace, Jr. and James W. Ratzlaff are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                                    OFFICERS

NAME AND ADDRESS                         AGE       POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
                                                   WITH REGISTRANT           DURING PAST 5 YEARS

James K. Dunton
 (see above)

James W. Ratzlaff
 (see above)

Robert G. O'Donnell                      53        President                 Senior Vice President and
P.O. Box 7650                                                                Director, Capital Research
San Francisco, CA  94120                                                     and Management Company

Timothy D. Armour                        37        Senior                    Director, Capital Research
333 South Hope Street                              Vice President            and Management Company;
Los Angeles, CA  90071                                                       Chairman of the Board,
                                                                             Capital Research Company

Joyce E. Gordon                          41        Vice President            Senior Vice President and
333 South Hope Street                                                        Director,
Los Angeles, CA  90071                                                       Capital Research Company

Joanna F. Jonsson                        34        Vice President            Vice President,
P.O. Box 7650                                                                Capital Research Company
San Francisco, CA  94120

Vincent P. Corti                         41        Secretary                 Vice President - Fund
333 South Hope Street                                                        Business Mangement Group,
Los Angeles, CA  90071                                                       Capital Research and
                                                                             Management Company

Mary C. Hall                             40        Treasurer                 Senior Vice President -
135 South State College Blvd.                                                Fund Business Management
Brea, CA  92821                                                              Group, Capital Research
                                                                             and Management Company

R. Marcia Gould                          43        Assistant Treasurer       Vice President - Fund
135 South State College Blvd.                                                Business Mangement Group,
Brea, CA  92821                                                              Capital Research and
                                                                             Management Company




   All of the officers listed are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any director or officer who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $16,000 per annum to directors who are not affiliated with the Investment Adviser, plus $1,500 for each Board of Directors meeting attended, plus $600 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. As of December 1, 1997 the officers, directors and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

   The Investment Adviser is responsible for managing more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser may be renewed annually, provided that any such renewal has been specifically approved by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical, and bookkeeping functions of the fund, provides suitable office space and utilities, necessary office equipment and general purpose accounting forms, supplies and postage used at the office of the fund. The fund pays all expenses not expressly assumed by the Investment Adviser, including, but not limited to, fees and expenses of the transfer agent, dividend disbursing agent, legal counsel, independent accountant and custodian, including charges of such custodian for the preparation and maintenance of the books of account and records of the fund, cost of designing, printing and mailing reports, prospectuses, proxy statements and notices to shareholders; fees and expenses of registration, qualification and issuance of fund shares; expenses pursuant to the fund's Plan of Distribution (described below); association dues; interest; taxes; and compensation of Directors who are not affiliated persons of the Investment Adviser.

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.384% on the first $1 billion of net assets, plus 0.33% on net assets from $1 billion to $2 billion, plus 0.294% on net assets from $2 billion to $3 billion, plus 0.27% on net assets from $3 billion to $5 billion, plus 0.252% on net assets from $5 billion to $8 billion, plus 0.24% on net assets over $8 billion. In connection with the approval of the Agreement by the fund's Board of Directors, the Investment Adviser has agreed to waive any fees to the extent they would exceed those payable under the rate structure contained in its previous agreement. The fee structure referenced above is lower than that in the previous agreement except in the event that the fund's net assets were to fall below $3 billion. The Agreement provides that the Investment Adviser shall pay the fund the amount by which expenses, with the exception of taxes and expenses, if any, as may be incurred in connection with any merger, reorganization, or recapitalization, exceed the sum of 1% of the first $25 million of the monthly average of total assets of the fund for the year and 3/4 of 1% of such average in excess of $25 million. Only one state (California) continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets. Rule 12b-1 distribution plan expenses would be excluded from this limit. Expenses which are not subject to this limitation are interest, taxes, and extraordinary items such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

   For the fiscal years ended October 31, 1997, 1996, and 1995, the Investment Adviser received advisory fees of $24,702,000, $21,154,000 and $17,788,000, respectively.

   PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares for the fiscal year ended October 31, 1997 amounted to $2,985,000, after allowance of $14,517,000 to dealers. During the fiscal years ended October 31, 1996 and 1995 the Principal Underwriter retained $3,378,000 and $2,831,000, after allowance of $16,767,000 and $14,181,000, respectively.

As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors, and separately by a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The Officers and Directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

   Under the Plan the fund may expend up to 0.25% of its net assets annually to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a 401(k) plan with 100 or more eligible employees). During the fiscal year ended October 31, 1997, the fund paid or accrued $18,463,000 for compensation to dealers under the Plan.

The Glass-Steagall and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements, and has elected the tax status of, a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest, if any, it will be taxed only on that portion of such investment company taxable income which it retains.

To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the gains on sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the periods described above. The fund intends, to the extent practicable, to meet these distribution requirements to minimize or avoid the excise tax liability.

The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

Corporate shareholders of the fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gain distributions) paid by the fund to the extent the fund's income is derived from dividends (which if received directly would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation or non-U.S. partnership (a non-U.S. shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. Distributions of net long-term capital gains not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a non-U.S. shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

   As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gain on assets held more than eighteen months is 20%, and on assets held more than one year and not more than eighteen months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have income in excess of $100,000 for a taxable year will be required to pay an additional income tax liability up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gains distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax status.


                            PURCHASE OF SHARES

METHOD                         INITIAL INVESTMENT                      ADDITIONAL INVESTMENTS

                               See "Investment Minimums and Fund       $50 minimum (except where a
                               Numbers" for initial investment         lower minimum is noted under
                               minimums.                               "Investment Minimums and Fund
                                                                       Numbers").

By contacting                  Visit any investment dealer who         Mail directly to your
your investment                is registered in the state where        investment dealer's address
dealer                         the purchase is made and who has        printed on your account
                               a sales agreement with American         statement.
                               Funds Distributors.

By mail                        Make your check payable to the          Fill out the account additions
                               fund and mail to the address            form at the bottom of a recent
                               indicated on the account                account statement, make your
                               application.  Please indicate an        check payable to the fund,
                               investment dealer on the account        write your account number on
                               application.                            your check, and mail the check
                                                                       and form in the envelope
                                                                       provided with your account
                                                                       statement.

By telephone                   Please contact your investment          Complete the "Investments by
                               dealer to open account, then            Phone" section on the account
                               follow the procedures for               application or American
                               additional investments.                 FundsLink Authorization Form.
                                                                       Once you establish the
                                                                       privilege, you, your financial
                                                                       advisor or any person with your
                                                                       account information can call
                                                                       American FundsLine(r) and make
                                                                       investments by telephone
                                                                       (subject to conditions noted in
                                                                       "Telephone and Computer
                                                                       Purchases, Redemptions and
                                                                       Exchanges" below).

By computer                    Please contact your investment          Complete the American FundsLink
                               dealer to open account, then            Authorization Form.  Once you
                               follow the procedures for               establish the privilege, you,
                               additional investments.                 your financial advisor or any
                                                                       person with your account
                                                                       information may access American
                                                                       FundsLine OnLine/SM/ on the
                                                                       Internet and make investments
                                                                       by computer (subject to
                                                                       conditions noted in "Telephone
                                                                       and Computer Purchases,
                                                                       Redemptions and Exchanges"
                                                                       below).

By wire                        Call 800/421-0180 to obtain your        Your bank should wire your
                               account number(s), if necessary.        additional investments in the
                               Please indicate an investment           same manner as described under
                               dealer on the account.  Instruct        "Initial Investment."
                               your bank to
                               wire funds to:
                               Wells Fargo Bank
                               155 Fifth Street
                               Sixth Floor
                               San Francisco, CA  94106
                               (ABA #121000248)
                               For credit to the account of:
                               American Funds Service Company
                               a/c #4600-076178
                               (fund name)
                               (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.





INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):


FUND                                                                           MINIMUM         FUND
                                                                               INITIAL         NUMBER
                                                                               INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                                                  02
                                                                               $1,000

American Balanced Fund(r)                                                                      11
                                                                               500

American Mutual Fund(r)                                                                        03
                                                                               250

Capital Income Builder(r)                                                                      12
                                                                               1,000

Capital World Growth and Income Fund(sm)                                                       33
                                                                               1,000

EuroPacific Growth Fund(r)                                                                     16
                                                                               250

Fundamental Investors(sm)                                                                      10
                                                                               250

The Growth Fund of America(r)                                                                  05
                                                                               1,000

The Income Fund of America(r)                                                                  06
                                                                               1,000

The Investment Company of America(r)                                                           04
                                                                               250

The New Economy Fund(r)                                                                        14
                                                                               1,000

New Perspective Fund(r)                                                                        07
                                                                               250

SMALLCAP World Fund(r)                                                                         35
                                                                               1,000

Washington Mutual Investors Fund(sm)                                                           01
                                                                               250

BOND FUNDS

American High-Income Municipal Bond Fund(r)                                                    40
                                                                               1,000

American High-Income Trust(sm)                                                                 21
                                                                               1,000

The Bond Fund of America(sm)                                                                   08
                                                                               1,000

Capital World Bond Fund(r)                                                                     31
                                                                               1,000

Intermediate Bond Fund of America(sm)                                                          23
                                                                               1,000

Limited Term Tax-Exempt Bond Fund of America(sm)                                               43
                                                                               1,000

The Tax-Exempt Bond Fund of America(r)                                                         19
                                                                               1,000

The Tax-Exempt Fund of California(r)*                                                          20
                                                                               1,000

The Tax-Exempt Fund of Maryland(r)*                                                            24
                                                                               1,000

The Tax-Exempt Fund of Virginia(r)*                                                            25
                                                                               1,000

U.S. Government Securities Fund(sm)                                                            22
                                                                               1,000

MONEY MARKET FUNDS

The Cash Management Trust of America(r)                                                        09
                                                                               2,500

The Tax-Exempt Money Fund of America(sm)                                                       39
                                                                               2,500

The U.S. Treasury Money Fund of America(sm)                                                    49
                                                                               2,500

__________
*Available only in certain states.





For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

DEALER COMMISSIONS -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)



AMOUNT OF PURCHASE                                   SALES CHARGE AS                     DEALER
AT THE OFFERING PRICE                                PERCENTAGE OF THE:                     CONCESSION
                                                                                        AS PERCENTAGE
                                                                                        OF THE
                                                                                        OFFERING
                                                                                        PRICE

                                                     NET AMOUNT       OFFERING
                                                     INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                                    6.10%
                                                                      5.75%             5.00%

$50,000 but less than $100,000                       4.71
                                                                      4.50              3.75

BOND FUNDS

Less than $25,000                                    4.99
                                                                      4.75              4.00

$25,000 but less than $50,000                        4.71
                                                                      4.50              3.75

$50,000 but less than $100,000                       4.17
                                                                      4.00              3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000                      3.63
                                                                      3.50              2.75

$250,000 but less than $500,000                      2.56
                                                                      2.50              2.00

$500,000 but less than $1,000,000                    2.04
                                                                      2.00              1.60

$1,000,000 or more                                   none                               (see below)
                                                                      none


   Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

   American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

   Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   NET ASSET VALUE PURCHASES -- The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans, foundations, and endowments with assets of $50 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

STATEMENT OF INTENTION -- The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

PRICE OF SHARES -- Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. The prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

   The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

    1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

    Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

    Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

    Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

    2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

    3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

   Any purchase order may be rejected by the Principal Underwriter or the fund.
The   Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Directors.


                           Redeeming Shares

By writing to American Funds Service              Send a letter of instruction specifying the
Company (at the appropriate address               name of the fund, the number of shares or
indicated under "Principal Underwriter and        dollar amount to be sold, your name and
Transfer Agent" in the prospectus)                account number.  You should also enclose any
                                                  share certificates you wish to redeem.  For
                                                  redemptions over $50,000 and for certain
                                                  redemptions of $50,000 or less (see below),
                                                  your signature must be guaranteed by a member
                                                  firm of a domestic stock exchange or the
                                                  National Association of Securities Dealers,
                                                  Inc., bank, savings association or credit
                                                  union that is an eligible guarantor
                                                  institution.  You should verify with the
                                                  institution that it is an eligible guarantor
                                                  prior to signing.  Additional documentation
                                                  may be required for redemption of shares held
                                                  in corporate, partnership or fiduciary
                                                  accounts.  Notarization by a Notary Public is
                                                  not an acceptable signature guarantee.

By contacting your investment dealer              If you redeem shares through your investment
                                                  dealer, you may be charged for this service.
                                                  SHARES HELD FOR YOU IN YOUR INVESTMENT
                                                  DEALER'S STREET NAME MUST BE REDEEMED THROUGH
                                                  THE DEALER.

You may have a redemption check sent to you       You may use this option, provided the account
by using American FundsLine(r) or American        is registered in the name of an individual(s),
FundsLine OnLine/SM/ or by telephoning,           a UGMA/UTMA custodian, or a non-retirement
faxing, or telegraphing American Funds            plan trust.  These redemptions may not exceed
Service Company (subject to the conditions        $50,000 per shareholder each day and the check
noted in this section and in "Telephone and       must be made payable to the shareholder(s) of
Computer Purchases, Sales and                     record and be sent to the address of record
Exchanges" in the prospectus)                     provided the address has been used with the
                                                  account for at least 10 days.  See "Principal
                                                  Underwriter and Transfer Agent" in the
                                                  prospectus and "Exchange Privilege" below for
                                                  the appropriate telephone or fax number.

In the case of the money market funds, you        Upon request (use the account application for
may have redemptions wired to your bank by        the money market funds) you may establish
telephoning American Funds Service Company        telephone redemption privileges (which will
($1,000 or more) or by writing a check            enable you to have a redemption sent to your
($250 or more)                                    bank account) and/or check writing privileges.
                                                  If you request check writing privileges, you
                                                  will be provided with checks that you may use
                                                  to draw against your account.  These checks
                                                  may be made payable to anyone you designate
                                                  and must be signed by the authorized number of
                                                  registered shareholders exactly as indicated
                                                  on your checking account signature card.




   A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 15 DAYS.

   CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

   REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder if (a) the shares owned by such shareholder have a value (determined, for the purpose of this sentence only, as the greater of the shareholder's cost or the then net asset value of the shares, including the reinvestment of income dividends and capital gain distributions, if any) of less than $250, or (b) such shareholder owns less than ten (10) shares of capital stock of the fund. Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares
at the offering price on or about the dates you select.   Bank accounts will be
charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

   You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) or American FundsLine OnLine/SM/ (see "American FundsLine(r) and American FundsLine OnLine/SM/" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the Prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND
PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

   AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE/SM/ -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) or American FundsLine OnLine/SM/. To use this service, call 800/325-3590 from a TouchTone(tm) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine/SM/ are subject to the conditions noted above and in "Redeeming Shares -- Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

   TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone or computer (including American FundsLine(r) or American FundsLine OnLine/SM/), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

   Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

   Brokerage commissions paid on portfolio transactions for the fiscal years ended October 31, 1997, 1996 and 1995 amounted to $3,046,000, $2,889,000 and
$2,980,000, respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

   TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $4,206,000 for the fiscal year ended October 31, 1997.

INDEPENDENT ACCOUNTANT -- Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, has served as the fund's independent accountant since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of Deloitte & Touche LLP given on the authority of said firm as experts in auditing and accounting.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on October 31. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountant, Deloitte & Touche LLP, whose selection is determined annually by the Board of Directors.

   PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

REMOVAL OF DIRECTORS BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

The financial statements including the investment portfolio and the report of Independent Accountant contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- OCTOBER 31, 1997


Net asset value and redemption price per share

      (Net assets divided by shares outstanding)                     $30.14



Maximum offering price per share

      (100/94.25 of net asset value per share which takes

        into account the fund's current maximum sales charge         $31.98



                               INVESTMENT RESULTS
   The fund's yield is 2.68% based on a 30-day (or one month) period ended October 31, 1997, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

  YIELD = 2[((a-b)/cd + 1)/6/ -1]

 Where: a = dividends and interest earned during the period.

  b = expenses accrued for the period (net of reimbursements).

  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d = the maximum offering price per share on the last day of the period.

   The fund's one-year total return and average annual total returns for the five- and ten-year periods ending on October 31, 1997 was 17.05%, 15.29%, and 13.61%, respectively. The average annual total return (T) is computed by equating the value at the end of the period (ERV) of a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period. Total return may be calculated for one year, five years, ten years and for other periods of years. The average annual total return over periods greater than one year may also be computed by utilizing ending values as determined above.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Stock Composite Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders.

The fund may refer to results compiled by organizations such as CDA Investment Technologies, Ibbottson Associates, Lipper Analytical Services, Morningstar, Inc., Wiesenberger Investment Companies Services and by the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including BARRONS, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT AND THE WALL STREET JOURNAL.

The fund may, from time to time, compare its investment results with the following:

 (1) Average of Savings Institutions deposits, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

 (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

The fund may, from time to time, illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

   EXPERIENCE OF THE INVESTMENT ADVISER -- Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1967 (127 in all), those funds have had better total returns than the Standard & Poor's 500 Stock Composite Index in 91 of the 127 periods.

Note that past results are not an indication of future investment results. Also, the fund has different investment policies than some of the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

The investment results set forth below were calculated as described in the fund's prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.


                    AMF VS. VARIOUS UNMANAGED INDICES

  10-Year                                                          Average

   Periods                                                         Savings

11/1 -10/31           AMF          DJIA(1)        S&P 500(2)       Account(3)

1987 - 1997           +258%        +408%          +387%            +  56%

1986 - 1996           +204         +342           +292              +  59

1985 - 1995           +232         +384           +321              +  64

1984 - 1994           +233         +362           +297             +  72

1983 - 1993           +247         +338           +307             +  83

1982 - 1992           +273         +384           +353             +  95

1981 - 1991           +336         +453           +379             +108

1980 - 1990           +285         +316           +261             +117

1979 - 1989           +426         +423           +415             +121

1978 - 1988           +412         +347           +371             +123

1977 - 1987           +413         +309           +335             +124

1976 - 1986           +414         +233           +284             +124

1975 - 1985           +400         +182           +247             +122

1974 - 1984           +418         +212           +266             +117

1973 - 1983           +312         +120           +145             +111

1972 - 1982           +221         +  76          +  91            +103

1971 - 1981           +179         +  67          +101             +  93

1970 - 1980           +207         +  97          +134             +  83

1969 - 1979           +113         +  50          +  57            +  78

1968 - 1978           +  71        +  28          +  32            +  74

1967 - 1977           +  79        +  40          +  41            +  71

1966 - 1976           +103         +  78          +  82            +  69

1965 - 1975           +  56        +  28          +  36            +  66

1964 - 1974           +  39        +  10          +  21            +  62

1963 - 1973           +  92        +  81          +102             +  59

1962 - 1972           +154         +131           +173             +  56

1961 - 1971           +  96        +  70          +  90            +  54

1960 - 1970           +115         +  86          +116             +  52

1959 - 1969           +134         +  87          +133             +  49

1958 - 1968           +186         +147           +178             +  46

1957 - 1967           +212         +184           +218             +  44



(1) The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.

(2) The Standard & Poor's 500 Stock Composite Index is comprised of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

(3) Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed return of principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


   IF YOU ARE CONSIDERING AMF FOR AN INDIVIDUAL RETIREMENT ACCOUNT. . .


Here's how much you would have if you had invested $2,000 a year on

November 1 of each year in AMF over the past 5, 10, 20 and 30 years:


5 years              10 years             20 years             30 years
(11/1/92 - 10/31/97)   (11/1/87 - 10/31/97)   (11/1/77 - 10/31/97)   (11/1/67 - 10/31/97)

$16,006              $44,847              $250,232             $859,816





      SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM...

                                                                            ...and taken all
                                                                            distributions

if you had invested                                                         in shares, your investment

$10,000 in AMF                                                              would have been worth this

this many years ago...                                                      much at October 31, 1997



Number                               Periods

of Years                             11/1 - 10-31                           Value



1                                    1996 - 1997                            $11,705

2                                    1995 - 1997                            13,919

3                                    1994 - 1997                            16,873

4                                    1993 - 1997                            17,166

5                                    1992 - 1997                            20,367

6                                    1991 - 1997                            22,288

7                                    1990 - 1997                            27,778

8                                    1989 - 1997                            26,486

9                                    1988 - 1997                            31,834

10                                   1987 - 1997                            35,819

11                                   1986 - 1997                            37,693

12                                   1985 - 1997                            49,054

13                                   1984 - 1997                            59,636

14                                   1983 - 1997                            63,172

15                                   1982 - 1997                            80,702

16                                   1981 - 1997                            103,036

17                                   1980 - 1997                            113,412

18                                   1979 - 1997                            147,807

19                                   1978 - 1997                            172,986

20                                   1977 - 1997                            195,092

21                                   1976 - 1997                            205,611

22                                   1975 - 1997                            260,370

23                                   1974 - 1997                            327,659

24                                   1973 - 1997                            275,932

25                                   1972 - 1997                            274,904

26                                   1971 - 1997                            304,766

27                                   1970 - 1997                            368,726

28                                   1969 - 1997                            333,542

29                                   1968 - 1997                            314,050

30                                   1967 - 1997                            370,622




   Illustration of a $10,000 investment in AMF with dividends reinvested and capital gain distributions taken in shares
(For the lifetime of the Fund, February 21, 1950 through October 31, 1997)

              COST OF SHARES                                   VALUE OF SHARES

Fiscal                      Total                           From             From

Year End      Annual        Dividends        Investment     From Initial     Capital Gains     Dividends       Total

10/31         Dividends     (cumulative)     Cost            Investment      Reinvested        Reinvested      Value



1950          $247          $247             $10,247        $9,548           $225              $245            $10,018

1951          523           770              10,770         10,706           740               788             12,234

1952          513           1,283            11,283         10,536           1,357             1,271           13,164

1953          550           1,833            11,833         10,452           1,829             1,795           14,076

1954          579           2,412            12,412         13,048           3,378             2,835           19,261

1955          647           3,059            13,059         15,240           5,871             3,939           25,050

1956          789           3,848            13,848         16,087           8,658             4,906           29,651

1957          911           4,759            14,759         13,452           9,685             4,913           28,050

1958          1,010         5,769            15,769         15,936           13,280            6,924           36,140

1959          1,050         6,819            16,819         16,632           16,623            8,234           41,489

1960          1,210         8,029            18,029         15,052           17,197            8,616           40,865

1961          1,257         9,286            19,286         18,495           23,965            11,888          54,348

1962          1,372         10,658           20,658         14,638           21,270            10,664          46,572

1963          1,523         12,181           22,181         17,987           28,625            14,677          61,289

1964          1,697         13,878           23,878         19,360           34,472            17,523          71,355

1965          1,845         15,723           25,723         19,925           40,082            19,912          79,919

1966          2,271         17,994           27,994         17,611           40,329            19,706          77,646

1967          2,568         20,562           30,562         19,285           49,467            24,084          92,836

1968          3,154         23,716           33,716         20,903           59,174            29,509          109,586

1969          3,762         27,478           37,478         17,930           56,314            28,972          103,216

1970          4,168         31,646           41,646         14,506           51,267            27,585           93,358

1971          4,424         36,070           46,070         16,482           61,005            35,512          112,999

1972          4,711         40,781           50,781         16,990           67,024            41,212          125,226

1973          5,069         45,850           55,850         15,842           65,585            43,372          124,799

1974          7,273         53,123           63,123         12,474           51,642            41,006          105,122

1975          7,300         60,423           70,423         14,788           61,223            56,185          132,196

1976          7,881         68,304           78,304         17,516           75,351            74,512          167,379

1977          8,604         76,908           86,908         16,952           79,251            80,231          176,434





   Illustration of a $10,000 investment in AMF with dividends reinvested and capital gain distributions taken in shares (cont.)
   (For the lifetime of the Fund, February 21, 1950 through October 31, 1997)

              COST OF SHARES                                   VALUE OF SHARES

Fiscal                                        Total          From             From

Year End      Annual         Dividends        Investment     From Initial     Capital Gains      Dividends      Total

 10/31        Dividends      (cumulative)     Cost            Investment        Reinvested       Reinvested     Value

1978          9,989          86,897           96,897         17,516           88,743             92,688         198,947

1979          11,322          98,219          108,219        18,702           104,186            109,917        232,805

1980          13,854         112,073          122,073        22,295           135,771            145,518        303,584

1981          16,351         128,424          138,424        22,559           148,139            163,418        334,116

1982          26,841         155,265          165,265        24,271           194,950            207,217        426,438

1983          26,227         181,492          191,492        28,391           246,296            270,229        544,916

1984          26,606         208,098          218,098        27,413           260,888            288,859        577,160

1985          30,124         238,222          248,222        30,310           320,100            351,425        701,835

1986          34,058         272,280          282,280        35,974           423,882            453,214        913,070

1987          39,285         311,565          321,565        34,167           460,226            466,495        960,888

1988          50,009         361,574          371,574        35,108           514,255            531,837        1,081,200

1989          59,908         421,482          431,482        38,627           611,229            649,930        1,299,786

1990          66,101         487,583          497,583        33,697           577,926            627,722        1,239,345

1991          71,767         559,350          569,350        39,473           692,684            812,254        1,544,411

1992          67,509         626,859          636,859        40,056           755,828            894,131        1,690,015

1993          70,887         697,746          707,746        43,669           911,212            1,049,980      2,004,861

1994          76,471         774,217          784,217        40,640           944,019            1,055,212      2,039,871

1995          83,156         857,373          867,373        45,475           1,156,130          1,271,837      2,473,442

1996          90,173         947,546          957,546        49,934           1,399,311          1,491,493      2,940,738

1997          95,004         1,042,550        1,052,550      56,707           1,799,070          1,796,422      3,652,199


The dollar amount of capital gain distributions during the period was $1,048,486.


AMERICAN MUTUAL FUND
October 31, 1997
----------------------------                -------------   ----------------------------
                                                   Market
                                                    Value                     Percent of
Investment Mix                                 (Millions)                     Net Assets
----------------------------             -----------------  ----------------------------
Equity-Type Securities                         $6,790.567                          72.53%
Bonds and Notes                                   322.061                           3.44
Cash and Equivalents                            2,249.522                          24.03
                                         -----------------                 -------------
Total Net Assets                               $9,362.150                         100.00%
                                            =============                  =============
----------------------------                                ----------------------------

Three Largest                                                                 Percent of
Investment Categories                                                         Net Assets
----------------------------                                ----------------------------
Services                                                                           17.73%
Finance                                                                            17.67
Energy                                                                             12.22

----------------------------                                ----------------------------

                                                                              Percent of
Largest Industry Holdings*                                                    Net Assets
----------------------------                                ----------------------------
Banking                                                                            12.38%
Energy Sources                                                                      8.53
Telecommunications                                                                  7.81
Health & Personal Care                                                              6.41
Chemicals                                                                           4.16
Other Industries                                                                   33.24
Bonds, Notes, Cash & Equivalents                                                   27.47

*Percentages above do not include certain stocks in initial period of acquisition.

----------------------------                                ----------------------------
                                                                              Percent of
Largest Individual Holdings                                                   Net Assets
----------------------------                                ----------------------------

AT&T                                                                                2.42%
Ameritech                                                                           2.32
DuPont                                                                              2.14
Amoco                                                                               1.79
SBC Communications                                                                  1.49
Schering-Plough                                                                     1.48
Dow Chemical                                                                        1.39
American Home Products                                                              1.27
Atlantic Richfield                                                                  1.15
Wal-Mart Stores                                                                     1.13

----------------------------                              ------------------------------
Number of Companies Owned
----------------------------
                   135
----------------------------

----------------------------
NAV
----------------------------
Beginning       $26.54
Ending          $30.14


----------------------------
Net Assets
----------------------------
Beginning        $7,759.076
Ending           $9,362.150

----------------------------                              ------------------------------
Equity-type securities                                            Equity-type securities
!appearing in the portfolio                               !eliminated from the portfolio
!since April 30, 1997                                              !since April 30, 1997
----------------------------                              ------------------------------

Chevron                                                                          Entergy
Kerr McGee                                                                          PG&E
Ultramar Diamond Shamrock                                                    Unilever NV
Southern                                                                        Tribune
Mallinckrodt                                                                Pitney Bowes
Fort James                                                                      Walgreen
Genuine Parts                                                      Minnesota Mining and
Corning                                                                    Manufacturing
Chrysler
Avon Products
McDonalds
Albertsons


AMERICAN MUTUAL FUND Investment Portfolio
October 31, 1997
                                                                            Market    Percent
                                                                             Value     of Net
COMMON STOCKS                                                   Shares  (Millions)     Assets
                                                            ----------- ----------------------
Energy
Energy Sources- 8.53%
Amoco Corp.                                                   1,825,000    $167.330       1.79%
Ashland Inc.                                                  1,474,200      70.301        .75
Atlantic Richfield Co.                                        1,310,000     107.829       1.15
Chevron Corp.                                                   350,000      29.028        .31
Exxon Corp.                                                     350,000      21.503        .23
Kerr-McGee Corp.                                              1,000,000      67.563        .72
Pennzoil Co.                                                    638,600      47.256        .50
Phillips Petroleum Co.                                        2,000,000      96.750       1.03
Royal Dutch Petroleum Co.
 (New York Registered Shares)                                 2,000,000     105.250       1.12
Texaco Inc.                                                     700,000      39.856        .43
Ultramar Diamond Shamrock Corp.                               1,500,000      46.312        .50

Utilities: Electric & Gas- 3.30%
American Electric Power Co., Inc.                               200,000       9.450        .10
Carolina Power & Light Co.                                      200,000       7.150        .08
Central and South West Corp.                                  3,462,800      74.667        .80
Consolidated Edison Co. of New York, Inc.                     1,900,000      65.075        .69
Dominion Resources, Inc.                                        150,000       5.578        .06
Duke Energy Corp. (formerly Duke Power Co.)                     800,000      38.600        .41
FPL Group, Inc.                                                 900,000      46.519        .50
Houston Industries Inc.                                         750,000      16.313        .17
Southern Co.                                                  1,508,600      34.604        .37
Union Electric Co.                                              300,000      11.306        .12
                                                                        -----------    ------
                                                                          1,108.240      11.83
                                                                        -----------    ------
Materials
Chemicals- 4.16%
Air Products and Chemicals, Inc.                                200,000      15.200        .16
Dow Chemical Co.                                              1,429,100     129.691       1.39
E.I. du Pont de Nemours and Co.                               3,525,000     200.484       2.14
Mallinckrodt Inc.                                               155,800       5.843        .06
Monsanto Co.                                                    900,000      38.475        .41

Forest Products & Paper- 2.23%
Fort James Corp.                                                300,000      11.906        .13
Georgia-Pacific Corp.                                           450,000      38.166        .41
International Paper Co.                                       1,000,000      45.000        .48
Rayonier Inc.                                                    50,000       2.184        .02
Union Camp Corp.                                                900,000      48.769        .52
Westvaco Corp.                                                  900,000      29.531        .32
Weyerhaeuser Co.                                                700,000      33.425        .35

Metals: Nonferrous- 0.43%
Aluminum Co. of America                                         550,000      40.150        .43

Metals: Steel- 0.20%
Worthington Industries, Inc.                                    900,000      18.619        .20

                                                                        -----------    ------
                                                                            657.443       7.02
                                                                        -----------    ------
Capital Equipment
Aerospace & Military Technology- 1.39%
Boeing Co.                                                      200,000       9.575        .10
General Motors Corp., Class H                                   250,000      15.813        .17
Raytheon Co.                                                    925,000      50.181        .54
Sundstrand Corp.                                                640,000      34.800        .37
United Technologies Corp.                                       276,900      19.383        .21

Construction & Housing- 0.15%
Stone & Webster, Inc.                                           300,000      13.912        .15

Data Processing & Reproduction- 1.68%
International Business Machines Corp.                         1,000,000      98.063       1.05
Xerox Corp.                                                     750,000      59.484        .63

Electrical & Electronic- 1.01%
Emerson Electric Co.                                            577,700      30.293        .32
Hubbell Inc., Class B                                           720,000      31.725        .34
Lucent Technologies Inc.                                        400,000      32.975        .35

Electronic Components- 0.26%
Motorola, Inc.                                                  400,000      24.700        .26

Industrial Components- 2.01%
Dana Corp.                                                      700,000      32.769        .35
Federal-Mogul Corp.                                             350,000      14.809        .16
Genuine Parts Co.                                               525,000      16.439        .18
Goodyear Tire & Rubber Co.                                      700,000      43.838        .47
TRW Inc.                                                      1,400,000      80.150        .85

Machinery & Engineering- 2.17%
Briggs & Stratton Corp.                                         629,100      31.298        .33
Caterpillar Inc.                                              1,750,000      89.687        .95
Deere & Co.                                                   1,564,200      82.316        .89
                                                                        -----------    ------
                                                                            812.210       8.67
                                                                        -----------    ------
Consumer Goods
Appliances & Household Durables- 0.08%
Corning Inc.                                                    164,400       7.418        .08

Automobiles- 1.39%
Chrysler Corp.                                                1,450,000      51.112        .55
Ford Motor Co., Class A                                       1,800,000      78.638        .84

Beverages- 0.39%
PepsiCo, Inc.                                                 1,000,000      36.812        .39

Food & Household Products- 1.32%
Colgate-Palmolive Co.                                           200,000      12.950        .14
ConAgra, Inc.                                                   400,000      12.050        .13
CPC International Inc.                                          185,000      18.315        .20
General Mills, Inc.                                             750,000      49.500        .53
Kellogg Co.                                                     400,000      17.225        .18
Procter & Gamble Co.                                            200,000      13.600        .14

Health & Personal Care- 6.41%
American Home Products Corp.                                  1,600,000     118.600       1.27
Avon Products, Inc.                                             300,000      19.650        .21
Bristol-Myers Squibb Co.                                        400,000      35.100        .37
Johnson & Johnson                                               500,000      28.688        .31
Kimberly-Clark Corp.                                            400,000      20.775        .22
Eli Lilly and Co.                                               800,000      53.500        .57
Merck & Co., Inc.                                               900,000      80.325        .86
Pharmacia & Upjohn, Inc.                                        647,500      20.558        .22
Schering-Plough Corp.                                         2,470,000     138.474       1.48
Warner-Lambert Co.                                              591,300      84.667        .90

Textiles & Apparel- 0.48%
VF Corp.                                                        500,000      44.688        .48
                                                                        -----------    ------
                                                                            942.645      10.07
                                                                        -----------    ------
Services
Broadcasting & Publishing- 0.77%
Gannett Co., Inc.                                               600,000      31.538        .34
Reader's Digest Assn., Inc., Class A                          1,789,500      40.711        .43

Business & Public Services- 2.00%
Browning-Ferris Industries, Inc.                              2,498,100      81.188        .87
Cognizant Corp.                                                 400,000      15.675        .17
Dun & Bradstreet Corp.                                           20,000        .571        .01
Electronic Data Systems Corp.                                 1,160,000      44.877        .48
Moore Corp. Ltd.                                              1,695,500      27.446        .29
Waste Management, Inc.                                          729,781      17.059        .18

Leisure & Tourism- 0.54%
Marriott International, Inc.                                    500,000      34.875        .37
McDonald's Corp.                                                350,000      15.684        .17

Merchandising- 2.74%
Albertson's, Inc.                                             1,500,000      55.313        .59
J.C. Penney Co., Inc.                                         1,629,100      95.608       1.02
Wal-Mart Stores, Inc.                                         3,000,000     105.375       1.13

Telecommunications- 7.81%
Ameritech Corp.                                               3,336,400     216.866       2.32
AT&T Corp.                                                    4,625,000     226.336       2.42
Bell Atlantic Corp.                                             200,000      15.975        .17
GTE Corp.                                                       304,100      12.905        .14
SBC Communications Inc.                                       2,197,175     139.795       1.49
Sprint Corp.                                                    950,500      49.426        .53
U S WEST Communications Group                                 1,750,000      69.672        .74

Transportation: Rail & Road- 1.93%
Norfolk Southern Corp.                                        2,865,000      92.038        .99
Union Pacific Corp.                                           1,450,000      88.813        .94
                                                                        -----------    ------
                                                                          1,477.746      15.79
                                                                        -----------    ------
Finance
Banking- 12.38%
AmSouth Bancorporation                                        1,500,000      72.094        .77
Banc One Corp.                                                1,440,000      75.060        .80
BankAmerica Corp.                                               300,000      21.450        .23
Bankers Trust New York Corp.                                    400,000      47.200        .50
Chase Manhattan Corp.                                           700,000      80.762        .86
Comerica Inc.                                                 1,200,000      94.875       1.01
CoreStates Financial Corp                                       350,000      25.463        .27
Crestar Financial Corp.                                         800,000      37.850        .40
First Chicago NBD Corp.                                         900,000      65.475        .70
First Security Corp.                                          2,137,500      61.987        .66
First Union Corp.                                               600,000      29.437        .31
Firstar Corp.                                                 2,000,000      72.250        .77
Fleet Financial Group, Inc.                                   1,450,000      93.253       1.00
Huntington Bancshares Inc.                                    1,270,500      41.053        .44
KeyCorp                                                         900,000      55.069        .59
J.P. Morgan & Co. Inc.                                          450,000      49.388        .53
PNC Bank Corp.                                                1,400,000      66.500        .71
U.S. Bancorp                                                    400,000      40.675        .43
Wachovia Corp.                                                1,100,000      82.844        .88
Wells Fargo & Co.                                               160,000      46.620        .52

Financial Services- 1.34%
Beneficial Corp.                                                268,400      20.583        .22
Fannie Mae (formerly Federal National Mortgage Assn.)         1,180,000      57.156        .61
Household International, Inc.                                   419,100      47.463        .51

Insurance- 3.02%
Allstate Corp.                                                  800,000      66.350        .71
American General Corp.                                        1,010,000      51.510        .55
Lincoln National Corp.                                          600,000      41.250        .44
Marsh & McLennan Companies, Inc.                                500,000      35.500        .38
SAFECO Corp.                                                    800,000      38.100        .41
St. Paul Companies, Inc.                                        620,000      49.561        .53
                                                                        -----------    ------
                                                                          1,566.778      16.74
                                                                        -----------    ------
Multi-Industry & Miscellaneous
Multi-Industry- 1.28%
AlliedSignal Inc.                                               800,000      28.800        .31
Harsco Corp.                                                    100,000       4.150        .05
Tenneco Inc.                                                    900,000      40.444        .43
Textron Inc.                                                    800,000      46.250        .49


Miscellaneous- 1.13%
Other stocks in initial period of acquisition                               105.861       1.13
                                                                        -----------    ------
                                                                            225.505       2.41
                                                                        -----------    ------
TOTAL COMMON STOCKS (cost: $3,838.476 million)                            6,790.567      72.53
                                                                        -----------    ------

BONDS & NOTES                                                 Principal
                                                                 Amount
Corporate- 0.14%                                            -----------
J.C. Penney Co., Inc. 9.05% 2001                            $12,000,000      12.983        .14
                                                                        -----------    ------

U.S. Treasury Obligations- 5.88%
12.375% May 2004                                             50,000,000      67.477        .72
11.75% February 2001                                         50,000,000      58.929        .63
6.375% May 2000                                              90,000,000      91.435        .98
6.25% August 2000                                            90,000,000      91.237        .97
8.25% July 1998                                              60,000,000      61.106        .65
5.125% April 1998                                            60,000,000      59.906        .64
8.125% February 1998                                         60,000,000      60.422        .65
6.00% November 1997                                          60,000,000      60.010        .64
                                                                        -----------    ------
                                                                            550.522       5.88
                                                                        -----------    ------
TOTAL BONDS & NOTES (cost: $583.313 million)                                563.505       6.02
                                                                        -----------    ------
TOTAL INVESTMENT SECURITIES (cost: $4,421.789
 million)                                                                 7,354.072      78.55
                                                                        -----------    ------
SHORT-TERM SECURITIES
Corporate Short-Term Notes- 13.05%
American Express Credit Corp. 5.50%-5.51% due 11/25-12/18/97 66,500,000      66.182        .70
Ameritech Corp. 5.48% due 12/12-12/19/97                     57,450,000      57.063        .61
AT&T Corp. 5.47%-5.49% due 11/6-11/17/97                     41,300,000      41.234        .44
Atlantic Richfield Co. 5.48%-5.49% due 11/5-12/15/97         67,000,000      66.645        .71
Campbell Soup Co. 5.48%-5.50% due 1/8-1/12/98                45,000,000      44.501        .48
Coca-Cola Co. 5.46%-5.47% due 11/3-12/16/97                  72,100,000      71.836        .78
John Deere Capital Corp. 5.51%-5.52% due 11/6/97-1/22/98     41,000,000      40.613        .44
E.I. du Pont de Nemours and Co. 5.46%-5.52% due
 11/5/97-1/29/98                                             65,100,000      64.689        .68
Ford Motor Credit Co. 5.50%-5.60% due 12/9/97-1/20/98        79,500,000      78.863        .84
General Electric Capital Corp. 5.50%-5.60% due
 11/13/97-1/16/98                                            86,300,000      85.418        .92
Gillette Co. 5.47%-5.48% due 11/7-11/13/97*                  94,600,000      94.454       1.01
H.J. Heinz Co. 5.48%-5.51% due 11/14-12/10/97                52,000,000      51.770        .56
Lucent Technologies Inc. 5.49%-5.50% due 12/10-12/17/97      87,000,000      86.432        .93
J.C. Penney Funding Corp. 5.49%-5.51% due 11/14/97-1/8/98*   90,300,000      89.739        .96
Procter & Gamble Co. 5.47%-5.48% due 12/3-12/5/97           101,600,000     101.071       1.08
Sara Lee Corp. 5.46% due 12/22-12/23/97                      80,400,000      79.753        .85
Warner-Lambert Co. 5.48% due 12/8/97*                        50,000,000      49.710        .53
Xerox Corp. 5.48%-5.49% due 11/7-11/19/97                    51,800,000      51.652        .53

Federal Agency Discount Notes- 7.28%
Fannie Mae (formerly Federal National Mortgage Assn.)
 5.38%-5.485% due 11/4/97-2/10/98                           380,485,000     378.278       4.05
Federal Home Loan Banks 5.39%-5.47% due 11/12/97-1/21/98    174,870,000     173.622       1.85
Freddie Mac (formerly Federal Home Loan Mortgage Corp.)
 5.40%-5.41% due 11/17-12/23/97                                130000000    129.388       1.38

U.S. Treasury Bills- 0.76%
 5.12%-5.155% due 2/5-3/5/98                                 73,000,000      71.857        .76
                                                                        -----------    ------
TOTAL SHORT-TERM SECURITIES (cost: $1,974.845
 million)                                                                 1,974.770      21.09
Excess of cash and receivables over payables                                 33.308        .36
                                                                        -----------    ------
TOTAL SHORT-TERM SECURITIES, CASH AND RECEIVABLES,
 NET OF PAYABLES                                                          2,008.078      21.45
                                                                        -----------    ------
NET ASSETS                                                               $9,362.150       100.%
                                                                        ===========    ======
*Purchased in a private placement transaction; resale to
 the public may require registration or sale only to
 qualified institutional buyers.

 See Notes to Financial Statements
----------------------------
Common Stocks
 appearing in the portfolio
 since April 30, 1997
----------------------------
Albertson's
Avon Products
Chevron
Chrysler
Corning
Fort James
Genuine Parts
Kerr-McGee
Mallinckrodt
McDonald's
Southern Co.
Ultramar Diamond Shamrock
------------------------------
Common Stocks
 eliminated from the portfolio
 since April 30, 1997
------------------------------
Entergy
Minnesota Mining and Manufacturing
PG&E
Pitney Bowes
Tribune
Unilever
Walgreen

American Mutual Fund  Financial Statements
--------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 (dollars in
at October 31, 1997                                                   millions)
--------------------------------------------------------------------------------------
Assets:
Investment securities at market
 (cost: $4,421.789)                                                  $7,354.072
Short-term securities
 (cost: $1,974.845)                                                   1,974.770
Cash                                                                       .126
Receivables for-
 Sales of investments                                       $20.405
 Sales of fund's shares                                      11.266
 Dividends and accrued interest                              24.931      56.602
                                                     ---------------------------------
                                                                      9,385.570
Liabilities:
Payables for-
 Purchases of investments                                    14.174
 Repurchases of fund's shares                                 3.448
 Management services                                          2.195
 Accrued expenses                                             3.603      23.420
                                                     ---------------------------------
Net Assets at October 31, 1997-
 Equivalent to $30.14 per share on
 310,646,263 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--500,000,000 shares)                                  $9,362.150
                                                                    =================

--------------------------------------------------------------------------------------
Statement of Operations                                             (dollars in
for the year ended October 31, 1997                                   millions)
--------------------------------------------------------------------------------------
Investment Income:
Income:
 Dividends                                              $   177.395
 Interest                                                   127.061    $304.456
                                                     -----------------
Expenses:
 Management services fee                                     24.702
 Distribution expenses                                       18.463
 Transfer agent fee                                           4.206
 Reports to shareholders                                       .426
 Registration statement and
  prospectus                                                   .400
 Postage, stationery and supplies                              .865
 Directors' fees                                               .197
 Auditing and legal fees                                       .062
 Custodian fee                                                 .178
 Taxes other than federal income tax                           .113
 Other expenses                                                .160      49.772
                                                     -------------------------------
 Net investment income                                                  254.684
                                                                    -----------------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                      758.879
 Net increase in unrealized appreciation on
  investments:
 Beginning of year                                        2,099.255
 End of year                                              2,932.208     832.953
                                                     -------------------------------
  Net realized gain and unrealized
   appreciation on investments                                        1,591.832
                                                                    ---------------
Net Increase in Net Assets Resulting
 from Operations                                                     $1,846.516
                                                                    ================


------------------------------------------------------------------------------------
Statement of Changes in Net Assets                                  (dollars in
                                                                      millions)
--------------------------------------------------------------------------------------
                                                     Year ended October 31
                                                               1997         1996
                                                     -------------------------------
Operations:
Net investment income                                   $   254.684 $   241.501
Net realized gain on investments                            758.879     477.701
Net increase in unrealized appreciation
 on investments                                             832.953     515.734
                                                     --------------------------------
 Net increase in net assets
  resulting from operations                               1,846.516   1,234.936
                                                     -------------------------------
Dividends and Distributions
 Paid to Shareholders:
Dividends from net investment income                       (246.337)   (238.662)
Distributions from net realized
 gain on investments                                       (468.836)   (311.944)
                                                     --------------------------------
 Total dividends and distributions                         (715.173)   (550.606)
                                                     --------------------------------
Capital Share Transactions:
Proceeds from shares sold:
 29,819,522 and 34,457,011
 shares, respectively                                       828.652     865.021
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions of
 net realized gain on investments:
 24,433,383 and 20,031,287
 shares, respectively                                       643.000     491.254
Cost of shares repurchased:
 35,919,460 and 33,206,353
 shares, respectively                                      (999.921)   (833.613)
                                                     -------------------------------
 Net increase in net assets
  resulting from capital share
  transactions                                              471.731     522.662
                                                     ---------------------------------
Total Increase in Net Assets                              1,603.074   1,206.992

Net Assets:
Beginning of year                                         7,759.076   6,552.084
                                                     --------------------------------
End of year (including undistributed
 net investment income: $53.085
 and $44.738, respectively)                              $9,362.150  $7,759.076
                                                     ================================



 See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives-current income, capital growth and conservation of principal-through investments in companies that participate in the growth of the American economy. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. The fund does not amortize premiums on securities purchased. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of October 31, 1997, net unrealized appreciation on investments for federal income tax purposes aggregated $2,933,565,000, of which $3,016,891,000 related to appreciated securities and $83,326,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended October 31, 1997. The cost of portfolio securities for federal income tax purposes was $6,395,277,000 at October 31, 1997.

3. The fee of $24,702,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.384% of the first $1 billion of average net assets; 0.33% of such assets in excess of $1 billion but not exceeding $2 billion; 0.294% of such assets in excess of $2 billion but not exceeding $3 billion; 0.27% of such assets in excess of $3 billion but not exceeding $5 billion; 0.252% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.24% of such assets in excess of $8 billion.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended October 31, 1997, distribution expenses under the Plan were $18,463,000. As of October 31, 1997, accrued and unpaid distribution expenses were $3,226,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,206,000. American Funds
Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $2,985,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of October 31, 1997, aggregate amounts deferred and earnings thereon were $351,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of October 31, 1997, accumulated undistributed net realized gain on investments was $746,524,000 and additional paid-in capital was $5,319,687,000.

     The fund made purchases and sales of investment securities, excluding short-term securities, of $1,328,086,000 and $1,966,885,000, respectively, during the year ended October 31, 1997.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $178,000 includes $18,000 that was paid by these credits rather than in cash.


Per-Share Data and Ratios                   Year ended
                                            October 31
                                               ------- ------- ------- ------- -------
                                                  1997    1996    1995    1994    1993
                                               ------- ------- ------- ------- -------
Net Asset Value, Beginning of
 Year                                           $26.54    24.17 $21.60  $23.21  $21.29
                                               ------- ------- ------- ------- -------
 Income from Investment
  Operations:
  Net investment income                            .83     .84     .87     .88     .85
  Net realized and unrealized
  gain (loss) on investments                      5.19     3.52   3.41    (.54)   2.89
                                               ------- ------- ------- ------- -------
   Total income from
    investment operations                         6.02    4.36    4.28     .34    3.74
                                               ------- ------- ------- ------- -------
 Less Distributions:
  Dividends from net investment
   income                                         (.81)   (.84)   (.84)   (.84)   (.85)
  Distributions from net
   realized gains                                (1.61)  (1.15)   (.87)  (1.11)   (.97)
                                               ------- ------- ------- ------- -------
   Total distributions                           (2.42)  (1.99)  (1.71)  (1.95)  (1.82)
                                               ------- ------- ------- ------- -------
Net Asset Value, End of Year                    $30.14  $26.54  $24.17  $21.60  $23.21
                                               ======= ======= ======= ======= =======

Total Return(1)                                 24.19%  18.89%  21.25%    1.75%  18.63%


Ratios/Supplemental Data:
Net assets, end of year (in
 millions)                                      $9,362  $7,759  $6,552   $5,397  $5,283
Ratio of expenses to average
 net assets                                       .58%    .59%    .59%     .60%    .59%
Ratio of net income to average
 net assets                                      2.95%   3.36%   3.92%    4.07%   3.83%
Average commissions paid
 per share (2)                                  5.06c   5.88c   6.27c   6.54c   7.31c
Portfolio turnover rate                         19.16%  24.21%  23.31%   18.46%  22.48%



(1)Calculated without deducting a sales
 charge.  The maximum sales charge is
 5.75% of the fund's offering price.

(2)Brokerage commissions paid on
 portfolio transactions increase
 the cost of securities purchased
 or reduce the proceeds of
 securities sold, and are not
 separately reflected in the
 fund's statement of operations.
 Shares traded on a principal
 basis (without commissions),
 such as most over-the-counter
 and fixed-income transactions,
 are excluded.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of American Mutual Fund, Inc.:

 We have audited the accompanying statement of assets and liabilities of American Mutual Fund, Inc., (the "Fund"),including the schedule of portfolio investments, as of October 31, 1997,and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended.These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended,and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Deloitte and Touche LLP

Los Angeles, California
November 26, 1997


                            PART C
                       OTHER INFORMATION

Item 24. Financial Statements and Exhibits

 (a) Included in Prospectus - Part A
   Financial Highlights
  Included in Statement of Additional Information - Part B

      As of October 31, 1997:
    Investment Portfolio
    Statement of Assets and Liabilities
    Statement of Operations
    Statement of Changes in Net Assets
    Notes to Financial Statements
    Per-Share Data and Ratios
    Independent Auditors' Report


 (b)  Exhibits:

     1. Articles of Incorporation dated December 19, 1983 and Articles of Amendment dated February 18, 1987.

     2. By-laws.

  3. None.

     4. Specimen share certificate.

     5. Investment Advisory and Service Agreement dated March 1, 1995.

     6. Principal Underwriting Agreement dated July 1, 1989; form of Selling Group Agreement, Supplemental Selling Group Agreement, Bank Selling Group Agreement, Hold Harmless Agreement, and State Addendum to Selling Group Agreement.

  7. None.

     8. Custody Agreement.

     9. Shareholder Services Agreement.

  10. Not applicable to this filing.

     11. Consent of Independent Auditors.

  12. None.

  13. None.

     14. Model Plans

     15. Plan of Distribution dated July 1, 1989.

     16. On file (see SEC files nos. 811-572 and 2-10607)

     17.  EX-27 Financial data schedule

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of November 30, 1997

                          Number of Record-Holders
Title of Class

Capital Stock                   331,467
($1.00 par value)




ITEM 27. INDEMNIFICATION

  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company, which insures its officers and Directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible under the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

 Article VII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be consistent with the law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with the law."

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None.

ITEM 29. PRINCIPAL UNDERWRITERS

( a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.



(B)      (1)                                 (2)                              (3)

       Name and Principal                   Positions and Offices             Positions and Offices

       Business Address                       with Underwriter                 with Registrant



       David A. Abzug                        Regional Vice President          None
        4433 Leydon Avenue
        Woodland Hills, CA 91364


       John A. Agar                         Regional Vice President           None
       1501 N. University Drive,
       Suite 227A
       Little Rock, AR 72207

       Robert B. Aprison                    Vice President                    None
        2983 Bryn Wood Drive
        Madison, WI 53711



S      Richard Armstrong                    Assistant Vice President          None



L      William W. Bagnard                   Vice President                    None



       Steven L. Barnes                     Senior Vice President             None
        8000 Town Line Avenue South
        Suite 204
        Minneapolis, MN 55438



       Michelle A. Bergeron                 Vice President                    None
        4160 Gateswalk Drive
        Smyrna, GA 30080



       Joseph T. Blair                      Senior Vice President             None
        27 Drumlin Road
        West Simsbury, CT 06092

       John A. Blanchard                    Regional Vice President           None
       6421 Aberdeen Road
       Mission Hills, KS 66208

       Ian B. Bodell                        Senior Vice President             None
        P.O. Box 1665
       Brentwood, TN 37024-1665



       Michael L. Brethower                 Vice President                    None
        108 Hagen Court
        Georgetown, TX 78628



       C. Alan Brown                        Regional Vice President           None
        4129 Laclede Avenue
        St. Louis, MO  63108



L      Daniel C. Brown                      Senior Vice President             None

H      J. Peter Burns                       Vice President                    None



       Brian C. Casey                       Regional Vice President           None
        9508 Cable Drive
        Kensington, MD  20895



       Victor C. Cassato                    Vice President                    None
        609 W. Littleton Blvd., Suite 310
        Littleton, CO  80120



       Christopher J. Cassin                Senior Vice President             None
        111 W. Chicago Avenue, Suite G3
        Hinsdale, IL 60521


       Denise M. Cassin                     Regional Vice President           None
        1301 Stoney Creek Drive
        San Ramon, CA 94538

L      Larry P. Clemmensen                  Director                          None



L      Kevin G. Clifford                    Director, Senior Vice             None
                                            President



       Ruth M. Collier                      Vice President                    None
        145 West 67th Street, 12K
        New York, NY  10023



       Thomas E. Cournoyer                  Vice President                    None
        2333 Granada Boulevard
        Coral Gables, FL  33134



       Douglas A. Critchell                 Vice President                    None
        4116 Woodbine St.
       Chevy Chase, MD 20815



L      Carl D. Cutting                      Vice President                    None

       Dan J. Delianedis                    Regional Vice President           None
        8689 Braxton Drive
        Eden Prairie, MN 55346



       Michael A. Dilella                   Vice President                    None
        P.O. Box 661
        Ramsey, NJ  07446



       G. Michael Dill                      Senior Vice President             None
        505 E. Mail Street
        Jenks, OK 74037



       Kirk D. Dodge                        Regional Vice President           None
        325 E. Eisenhower Parkway
        Suite 106, #16
        Ann Arbor, MI  48108



       Peter J. Doran                       Senior Vice President             None
        1205 Franklin Avenue
        Garden City, NY 11530



L      Michael J. Downer                    Secretary                         None



       Robert W. Durbin                     Vice President                    None
        74 Sunny Lane
        Tiffin, OH 44883



I      Lloyd G. Edwards                     Vice President                    None



L      Paul H. Fieberg                      Senior Vice President             None



       John Fodor                           Regional Vice President           None
        15 Latisquama Road
       Southborough, MA 01722



L      Mark P. Freeman, Jr.                 President and Director            None



       Clyde E. Gardner                     Vice President                    None
        Route 2, Box 3162
        Osage Beach, MO 65065



B      Evelyn K. Glassford                  Vice President                    None



       Jeffrey J. Greiner                   Regional Vice President           None
        12210 Taylor Road
        Plain City, OH  43064



       David E. Harper                      Vice President                    None
        R.D. 1, Box 210, Rte. 519
        Frenchtown, NJ 08825



       Ronald R. Hulsey                     Regional Vice President           None
        6744 Avalon
        Dallas, TX 75214



       Robert S. Irish                      Regional Vice President           None
        1225 Vista Del Mar Drive
        Delray Beach, FL 33483



L      Robert L. Johansen                   Vice President and                None
                                            Controller


       Michael J. Johnston                  Chairman of the Board             None
       630 Fifth Ave., 36th Floor
       New York, NY 10111-0121

       V. John Kriss                        Senior Vice President             None
       P.O. Box 274
       Surfside, CA 90743

       Arthur J. Levine                     Vice President                    None
        12558 Highlands Place
        Fishers, IN 46038



B      Karl A. Lewis                        Assistant Vice President          None



       T. Blake Liberty                     Regional Vice President           None
        1940 Blake St., Suite 303
        Denver, CO 80202



L      Lorin E. Liesy                       Assistant Vice President          None



L      Susan G. Lindgren                    Vice President - Institutional    None
                                            Investment Services Division



L      Stella Lopez                         Vice President                    None



LW     Robert W. Lovelace                   Director                          None



       Steve A. Malbasa                     Regional Vice President           None
        13405 Lake Shore Blvd.
        Cleveland, OH  44110



       Steven M. Markel                     Vice President                    None
        5241 South Race Street
        Littleton, CO 90121



L      John C. Massar                       Director, Senior Vice             None
                                            President



L      E. Lee McClennahan                   Senior Vice President             None



S      John V. McLaughlin                   Senior Vice President             None

       Terry W. McNabb                      Vice President                    None
        2002 Barrett Station Road
        St. Louis, MO 63131



L      R. William Melinat                   Vice President -                  None
                                            Institutional
                                            Investment Services Division

       David R. Murray                      Vice President                    None
        25701 S.E. 32nd Place
        Issaquah, WA 98027



       Stephen S. Nelson                    Vice President                    None
        P.O. Box 470528
        Charlotte, NC 28247-0528



       William E. Noe                       Regional Vice President           None
       304 River Oaks Road
       Brentwood, TN 37027

       Peter A. Nyhus                       Regional Vice President           None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372


       Eric P. Olson                        Regional Vice President           None
       62 Park Drive
       Glenview, IL 60025


       Fredric Phillips                     Regional Vice President           None
        32 Ridge Avenue
        Newton Centre, MA  02159



B      Candance D. Pilgrim                  Assistant Vice President          None


       Carl S. Platou                       Regional Vice President           None
       4021 96th Avenue, SE
       Mercer Island, WA 98040


L      John O. Post, Jr.                    Vice President                    None


       Steven J. Reitman                    Vice President                    None
        212 The Lane
        Hinsdale, IL  60521



       Brian A. Roberts                     Regional Vice President           None
        P.O. Box 472245
        Charlotte, NC  28247



       George S. Ross                       Vice President                    None
        55 Madison Avenue
        Morristown, NJ 07962



L      Julie D. Roth                        Vice President                    None



L      James F. Rothenberg                  Director                          None



       Douglas F. Rowe                      Regional Vice President           None
       30008 Oakland Hills Drive
       Georgetown, TX 78628


       Christopher Rowey                    Regional Vice President           None
       9417 Beverlywood Street
       Los Angeles, CA 90034



       Dean B. Rydquist                     Vice President                    None
        1080 Bay Pointe Crossing
       Alpharetta, GA 30005



       Richard R. Samson                    Vice President                    None
        4604 Glencoe, Ave., No. 4
        Marina del Rey, CA 90292

       Joe D. Scarpitti                     Regional Vice President           None
       31465 St. Andrews
       Westlake, OH 44145



L      Daniel B. Seivert                    Assistant Vice President          None



L      R. Michael Shanahan                  Director                          None



       David W. Short                       Director, Senior Vice             None
        1000 RIDC Plaza, Suite 212          President
        Pittsburgh, PA  15238



       William P. Simon, Jr.                Vice President                    None
        554 Canterbury Lane
        Berwyn, PA 19312



L      John C. Smith                        Vice President -                  None
                                            Institutional Investment
                                            Services
                                            Division



L      Mary E. Smith                        Assistant Vice President,         None
                                            Institutional Investment
                                            Services
                                            Division

       Rodney G. Smith                      Regional Vice President           None
        100 N. Central Exp., Suite
       1214
        Richardson, TX 75080


       Nicholas D. Spadaccini               Regional Vice President           None
       855 Markley Woods Way
       Cincinnati, OH 45230



       Daniel S. Spradling                  Senior Vice President             None
        #4 West Fourth Avenue, Suite
       406
        San Mateo, CA 94402


       Thomas A. Stout                      Regional Vice President           None
        12913 Kendale Lane
       Bowie, MD 20715



       Craig R. Strauser                    Regional Vice President           None
        17040 Summer Place
       Lake Oswego, OR 97035


       Francis N. Strazzeri                 Regional Vice President           None
       31641 Saddletree Drive
       Westlake Village, CA 91361



L      Drew Taylor                          Assistant Vice President          None



S      James P. Toomey                      Assistant Vice President          None



I      Christopher E. Trede                 Assistant Vice President          None



       George F. Truesdail                  Vice President                    None
        400 Abbotsford Court
        Charlotte, NC 28270



       Scott W. Ursin-Smith                 Regional Vice President           None
        60 Reedland Woods Way
        Tiburon, CA 94920



L      David M. Ward                        Assistant Vice President -        None
                                            Institutional Investment
                                            Services
                                            Division



       Thomas E. Warren                     Regional Vice President           None
        1701 Starling Drive
       Sarasota, FL 34231



L      J. Kelly Webb                        Senior Vice President,            None
                                            Treasurer



       Gregory J. Weimer                     Vice President                   None
        125 Surrey Drive
        Canonsburg, PA  15317



B      Timothy W. Weiss                     Director                          None



       N. Dexter Williams                   Vice President                    None
        25 Whitside Court
        Danville, CA 94526



       Timothy J. Wilson                    Regional Vice President           None
       113 Farmview Place
       Venetia, PA  15367



B      Laura L. Wimberly                    Assistant Vice President          None



H      Marshall D. Wingo                    Director, Senior Vice             None
                                            President



L      Robert L. Winston                    Director and Senior Vice          None
                                            President



       Laurie B. Wood                       Regional Vice President           None
        3500 West Camino de Urania
        Tucson, AZ 85741



       William R. Yost                      Regional Vice President           None
        9320 Overlook Trail
        Eden Prairie, MN  55347



       Janet M. Young                       Regional Vice President           None
        1616 Vermont
        Houston, TX  77006



       Scott D. Zambon                      Regional Vice President           None
        320 Robinson Drive
        Tustin Ranch, CA 92782



___________________

L Business Address, 333 South Hope Street, Los Angeles, CA 90071

LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025

SF  Business Address, P.O. 7650, San Francisco, CA 94120

B   Business Address, 135 South State College Blvd., Brea, CA 92821

S   Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230

H  Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

I   Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and held in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

 Records covering shareholder accounts are maintained and kept by the Transfer Agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8000 IH-10, Suite 1400, San Antonio, TX 78230, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.

 Records covering portfolio transactions are also maintained and kept by the Custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.


ITEM 31.  MANAGEMENT SERVICES

 None.

ITEM 32.  UNDERTAKINGS

 (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 29th day of December, 1997.

        AMERICAN MUTUAL FUND, INC.
         By /s/ JAMES K. DUNTON
            (James K. Dunton, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 29, 1997, by the following persons in the capacities indicated.

        SIGNATURE                            TITLE



(1)     Chief Executive Officer:


        /s/ JAMES K. DUNTON

        (James K. Dunton)                    Chairman of the Board



(2)     Principal Financial Officer and

        Principal Accounting Officer:





        /s/ MARY C. HALL

        (Mary C. Hall)                       Treasurer



(3)     Directors:



        H. Frederick Christie*               Director

        E. H. Clark, Jr.*                    Director

        Mary Anne Dolan*                     Director

        James K. Dunton                      Chairman of the Board

        Martin Fenton, Jr.*                  Director

        E. Eric Johnson*                     Director

        Mary Myers Kaupilla*                 Director

        Jon B. Lovelace, Jr.*                Director

        James W. Ratzlaff*                   Vice Chairman of the Board

        Olin C. Robison*                     Director


*By /s/ VINCENT P. CORTI
  (Vincent P. Corti, Attorney-in-Fact)

Counsel reports that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

    /s/ MICHAEL J. DOWNER
       (Michael J. Downer)